Long-term debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Finance lease obligations	$ 5,419
Finance lease obligations		$ 6,503
Other long-term borrowings	13,284	16,676
Subtotal	631,772	636,248
Deferred financing costs	(3,397)	(4,019)
Total	626,808	630,260
Current portion of long-term debt	3,233	3,836
Long-term debt, excluding current portion	623,575	626,424
2027 Notes
Debt Instrument [Line Items]
Notes payable	265,000	265,000
Deferred financing costs			$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	348,069	348,069
Discount on 2023 Notes	(2,504)	(3,156)
Premium on 2023 Notes	$ 937	$ 1,187
Deferred financing costs				$ (3,313)